Janus Henderson Small-Mid Cap Value Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Small-Mid Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 673
Expense Example, No Redemption, 3 Years	959
Expense Example, No Redemption, 5 Years	1,267
Expense Example, No Redemption, 10 Years	2,137
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	705
Expense Example, No Redemption, 5 Years	1,259
Expense Example, No Redemption, 10 Years	2,502
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	738
Expense Example, No Redemption, 5 Years	1,386
Expense Example, No Redemption, 10 Years	3,125
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	578
Expense Example, No Redemption, 10 Years	1,320
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	288
Expense Example, No Redemption, 5 Years	527
Expense Example, No Redemption, 10 Years	1,214
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	358
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	$ 1,460